Derivative financial instruments (Narrative) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative cash collateral, obligation to return cash	$ 1,300,000	$ 5,500,000
Derivative cash collateral, advanced to counterparties	0	$ 0
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 14,000,000